Consolidated Statements of Changes in Members' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Accumulated Other Comprehensive Income	Total
Balance, Beginning at Dec. 31, 2012	$ 0	$ 3,196,737	$ 457,279	$ 3,654,016
Issued in exchange for redeemable preferred units	2,745,000	0	0	2,745,000
Net income	0	2,131,316	0	2,131,316
Other comprehensive income (loss)	0	0	243,110	243,110
Distributions - preferred	0	(549,036)	0	(549,036)
Distributions - common	0	(3,476,023)	0	(3,476,023)
Balance, Ending at Dec. 31, 2013	2,745,000	1,302,994	700,389	4,748,383
Net income	0	3,779,184	0	3,779,184
Other comprehensive income (loss)	0	0	(553,640)	(553,640)
Distributions - preferred	0	(549,072)	0	(549,072)
Distributions - common	0	(4,726,730)	0	(4,726,730)
Balance, Ending at Dec. 31, 2014	$ 2,745,000	$ (193,624)	$ 146,749	2,698,125
Net income				(1,982,963)
Distributions - preferred				(274,536)
Balance, Ending at Jun. 30, 2015				$ (4,668,382)